Note 2 - Basis of Presentation and Significant Accounting Policies (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Number of Subsidiaries								4
Partners' Capital Account, Contributions					$ 500,000	$ 6,200,000
Income Tax Expense (Benefit)	13,973,000		1,211,000	53,000	468,000	15,237,000	[1]	0
Minimum Percentage of Gross Income Required from Certain Qualifying Sources					90.00%
Allowance for Doubtful Accounts Receivable	200,000				200,000	200,000
Provision for Doubtful Accounts					100,000	400,000		0
Number of Major Customers					3
Impairment of Long-Lived Assets to be Disposed of					12,800,000	3,400,000
Goodwill	75,466,000	[1]			55,545,000	75,466,000	[1]	33,877,000
Goodwill, Impairment Loss					19,773,000
W&ES [Member] | Minimum [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Oil and Gas Sales Revenue, Percentage					20.00%
Phantom Restricted Units [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)					14,520
Maximum [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Cash, FDIC Insured Amount					250,000
Cash CDIC Insured Amount					100,000
Finite-Lived Intangible Asset, Useful Life					20 years
Minimum [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life					5 years
Accounts Receivable [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Number of Major Customers					2
Trade Names [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Impairment of Intangible Assets, Finite-lived					$ 700,000
SBG Energy Services Llc [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%				49.00%	49.00%
Cypress Energy Holdings Llc and Affiliates [Member]
Note 2 - Basis of Presentation and Significant Accounting Policies (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					49.90%

[1]	Recast - Note 2